33. RELATED PARTY TRANSACTIONS (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current receivables	$ 28	$ 82
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Current receivables	28	82
Current payables